Held-to-Maturity Investments	12 Months Ended
Dec. 31, 2022
Held-to-Maturity Investments
Held-to-Maturity Investments

Note 9 — Held-to-Maturity Investments

A reconciliation from amortized cost basis to net carrying amount and fair value is provided below for the Company’s held-to-maturity investments:

	December 31,	December 31,
	2022	2021
Held-to-maturity investments, amortized cost basis	$118,433,095	$117,299,993
Interest earned on investments	307,051	10,928
Held-to-maturity investments, net carrying amount	118,740,146	117,310,921
Unrealized gain on investments	36,854	1,912
Held-to-maturity investments, fair value	$118,177,000	$117,312,833

There are no indicators of impairment, including other-than-temporary impairments, with respect to the held-to-maturity investments as of December 31, 2022 and 2021. All investments mature within one year of the date of these financial statements; however, they are classified as non-current assets due to contractual restrictions that limit access to the cash and securities held in the Trust Account until the consummation of the Company’s initial Business Combination.